Supplemental Cash Flow Information	12 Months Ended
Jul. 03, 2022
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

(7) Supplemental Cash Flow Information

The table below presents supplemental cash flow information for each reporting period:

	Fiscal Year Ended
	July 3, 2022	June 27, 2021
Cash paid during the period for:
Interest	$88,292	$81,685
Income taxes, net of refunds	3,898	818
Noncash investing and financing transactions:
Capital expenditures in accounts payable	8,895	4,193
Capital lease assets obtained in exchange for capital lease liabilities	7,463	5,401
Modifications of capital lease assets and liabilities	(15,001)	6,971
Change in fair value of interest rate swap	8,869	8,631
Issuance of warrants in Business Combination	22,426	—
Issuance of earnout shares in Business Combination	181,113	—
Warrant redemption	(40,156)	—
Unsettled treasury stock trade payable	3,094	—